Other Operating Income and Expenses (Details) - Schedule of other operating income - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other operating income [Abstract]
Income from assets received in lieu of payment		$ 5,934	$ 5,613	$ 7,106
Release of contingencies provisions	[1]	503		12,020
Other income		1,769	7,388	4,003
Leases				222
Income from sale of property, plant and equipment	[2]	865	2,456	2,490
Compensation from insurance companies due to damages	[3]	702	4,681	144
Other		202	251	1,147
Total		$ 8,206	$ 13,001	$ 23,129

[1]	In accordance with IAS 37, the Bank recorded contingencies provisions, which in 2018 and 2020 were favorable to the Bank.
[2]	Legal cession of rights made by Bansa Santander S.A. which resulted in an income of Ch$2,122 million, as of December 31, 2018.
[3]	Mainly are recoveries from fraud claims.